Income Taxes - Summary of Movements of Valuation Allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movements of the valuation allowance
Balance at the beginning of the period	¥ 56,172,945	¥ 44,713,570	¥ 21,275,591
Additions	10,531,372	11,770,037	23,437,979
Reduction as a result of disposal of subsidiaries	(17,806,469)	(310,662)
Balance at the end of the period	¥ 48,897,848	¥ 56,172,945	¥ 44,713,570